Restatement (Details Textual) (Common Stock [Member])	12 Months Ended
Dec. 31, 2011
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	27,204,680
As previously reported [Member]
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	8,195,000
Effect of change [Member]
Restatement (Textual)
Issuance of common stock due to the repayment of convertible loan, Shares	19,009,680